Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2040 Fund - Class K6
Bar Chart Table:
Annual Return 2019	26.70%
Annual Return 2020	18.03%
Annual Return 2021	16.45%
Annual Return 2022	(18.88%)
Annual Return 2023	20.20%